Condensed Financial Statements of Knight Capital Group, Inc. (parent only) (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Statements of Knight Capital Group, Inc. (parent only) [Abstract]
Statements of Financial Condition (parent only)

	December 31,
	2011	2010
	(in thousands)
Assets
Cash and cash equivalents	$233,915	$143,240
Financial instruments owned, at fair value	24,802	41,798
Receivable from subsidiaries	119,172	—
Investments in subsidiaries, equity method	1,454,694	1,429,906
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	216	310
Investments	52,102	35,370
Intangible asset, less accumulated amortization	12,933	14,485
Other assets	66,596	95,944

Total assets	$1,964,432	$1,761,053

Liabilities and Stockholders' Equity
Liabilities
Financial instruments sold, not yet purchased, at fair value	$17,532	$33,903
Accrued compensation expense	37,451	28,828
Payable to subsidiaries	—	10,150
Accrued expenses and other liabilities	23,086	16,875
Long term debt	424,338	311,060

Total liabilities	502,407	400,816
Total stockholders' equity	1,462,025	1,360,237

Total liabilities and stockholders' equity	$1,964,432	$1,761,053

Statements of Operations (parent only)

	For the year ended December 31,
	2011	2010	2009
	(in thousands)
Revenues
Corporate management fees	$—	$—	$9,333
Investment income (loss) and other, net	2,259	(9,163)	(3,168)

Total revenues	2,259	(9,163)	6,165

Expenses
Compensation expense	30,105	27,799	34,591
Interest expense	27,908	20,476	3,198
Professional fees	6,605	7,536	6,382
Business development	2,107	2,802	2,175
Other	8,917	8,029	6,263

Total expenses	75,641	66,642	52,609

Loss before income taxes and equity in earnings of subsidiaries	(73,382)	(75,805)	(46,444)
Income tax benefit	(28,808)	(30,342)	(19,507)

Loss before equity in earnings of subsidiaries	(44,574)	(45,463)	(26,937)
Equity in earnings of subsidiaries	159,811	137,101	144,039

Net income	$115,237	$91,638	$117,102

Statements of Cash Flows (parent only)

	For the year ended December 31,
	2011	2010	2009
	(In thousands)
Cash flows from operating activities
Net income	$115,237	$91,638	$117,102
Adjustments to reconcile income from continuing operations, net of tax to net cash used in operating activities
Equity in earnings of subsidiaries	(159,811)	(137,101)	(144,039)
Stock-based compensation	6,126	12,099	16,963
Debt discount accretion and other debt related expenses	15,189	11,453	—
Depreciation and amortization	1,652	2,170	178
Unrealized loss on investments	3,433	12,348	8,394
Writedown of assets and lease loss accrual	945	—	—
Decrease (increase) in operating assets
Financial instruments owned, at fair value	626	(4,397)	3,223
Receivable from subsidiaries	(119,172)	—	—
Other assets	29,597	(19,427)	(69,598)
(Decrease) increase in operating liabilities
Payable to subsidiaries	(10,150)	(18,867)	(9,800)
Accrued compensation expense	8,623	(34,147)	5,556
Accrued expenses and other liabilities	5,263	11,507	(22,716)

Net cash used in operating activities	(102,442)	(72,724)	(94,737)

Cash flows from investing activities
Distributions from investments	4,477	37,558	64,303
Purchases of investments	(24,641)	(7,997)	(7,787)
Purchases of fixed assets and leasehold improvements	(7)	(1,035)	(53)
Dividends received from subsidiaries	202,294	118,085	265,180
Capital contributions to subsidiaries	(22,842)	(196,602)	(115,545)

Net cash provided by (used in) investing activities	159,281	(49,991)	206,098

Cash flows from financing activities
Proceeds from term credit agreement	97,838	—	—
Proceeds from issuance of cash convertible notes	—	363,808	—
Repayment of credit facility	—	(140,000)	—
Purchase of call options	—	(73,750)	—
Proceeds from issuance of warrants	—	15,000	—
Stock options exercised	1,000	5,784	11,021
Income tax (provision) benefit related to stock-based compensation	(6,449)	(2,760)	4,374
Cost of common stock repurchased	(58,553)	(60,090)	(33,412)

Net cash provided by (used in) financing activities	33,836	107,992	(18,017)

Increase (decrease) in cash and cash equivalents	90,675	14,723	93,344
Cash and cash equivalents at beginning of period	143,240	157,963	64,619

Cash and cash equivalents at end of period	$233,915	$143,240	$157,963

Supplemental disclosure of cash flow information:
Cash paid for interest	$14,552	$16,648	$3,198

Cash paid for income taxes	$62,116	$59,384	$87,463